FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 370,193	$ 52,141,000	¥ 291,018	¥ 182,551
Prepaid expenses and other current assets	1,921,547	270,644,000	475,981
TOTAL ASSETS	5,644,766	795,049,000	3,020,870
Current Liabilities
Accrued expenses and other current liabilities	720,538	101,486,000	572,135
TOTAL LIABILITIES	3,264,305	459,768,000	1,779,367
Equity
Treasury stock		3,970,056,000
Additional paid-in capital	901,932	127,034,000	870,562
Retained earnings	1,525,841	214,910,000	384,896
Accumulated other comprehensive loss	(10,189)	(1,435,000)	(3,112)
Total Jiayin Group shareholder's equity	2,382,141	335,517,000	1,243,084
TOTAL LIABILITIES AND EQUITY	5,644,766	795,049,000	3,020,870
Parent Company
Current assets
Cash and cash equivalents	804	113,000	8,567
Amounts due from subsidiaries and VIEs	190,018	26,763,000	167,571
Prepaid expenses and other current assets	2,627	370,000	3,248
Total current assets	193,449	27,246,000	179,386
Investments in subsidiaries and VIEs	2,269,730	319,685,000	1,087,634
TOTAL ASSETS	2,463,179	346,931,000	1,267,020
Current Liabilities
Amounts due to subsidiaries and VIEs	55,763	7,854,000	13,458
Accrued expenses and other current liabilities	25,275	3,560,000	10,478
TOTAL LIABILITIES	81,038	11,414,000	23,936
Equity
Ordinary shares	0	0	0
Treasury stock	(35,443)	(4,992,000)	(9,262)
Additional paid-in capital	901,932	127,034,000	870,562
Retained earnings	1,525,841	214,910,000	384,896
Accumulated other comprehensive loss	(10,189)	(1,435,000)	(3,112)
Total Jiayin Group shareholder's equity	2,382,141	335,517,000	1,243,084
TOTAL LIABILITIES AND EQUITY	¥ 2,463,179	$ 346,931,000	¥ 1,267,020